Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	$ 10,123,607	$ 9,023,085
Liability	10,871,241	9,018,660
Financial derivative contracts with collateral agreement threshold equal to zero [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	8,696,994	8,127,263
Liability	9,280,079	7,900,539
Financial derivative contracts with non-zero threshold collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	1,124,413	471,529
Liability	906,479	606,661
Financial derivative contracts without collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	302,200	433,293
Liability	$ 684,683	$ 511,460